EMPLOYEE BENEFITS (Details) - Schedule of Employee Benefits - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Employee benefits including Executive Directors' and Prescribed Officers' salaries and other benefits	$ 644	$ 697	$ 797
- defined benefit post-retirement medical expenses	8	9	10
Retrenchment costs	2	7	30
Share-based payment expense (note 11)	16	42	35
Included in cost of sales, other expenses (income) and corporate administration, marketing and other expenses of continuing and discontinued operations	717	812	947
Post-retirement medical scheme for AngloGold Ashanti's South African employees
Disclosure of net defined benefit liability (asset) [line items]
- current medical expenses	23	29	39
- defined benefit post-retirement medical expenses	7	8	9
Pension
Disclosure of net defined benefit liability (asset) [line items]
- defined contribution	$ 25	$ 29	$ 37